James Advantage Funds


November 5, 2007


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F Street, NE
Washington, DC 20549


         Re:      James Advantage Funds (the "Trust")
                  File Nos. 333-37277; 811-8411


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 16 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 16 has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary













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